INTANGIBLE ASSETS (Details 2)	12 Months Ended
Dec. 31, 2025
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Amortisation method, intangible assets other than goodwill	5
Customer relationship [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Amortisation method, intangible assets other than goodwill	15
Brand [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Amortisation method, intangible assets other than goodwill	7